Share-based compensation	12 Months Ended
Jun. 30, 2013
Share-Based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	Share-based compensation

On June 30, 2007, the Company adopted a new share incentive plan (the "2007 Share Incentive Plan"). Under the 2007 Share Incentive Plan, the Company may grant its employees, directors and consultants various types of awards including options to purchase ordinary shares of the Company, restricted shares or restricted share units. Up to 10% of the Company's outstanding ordinary shares will be reserved for issuance under the 2007 Share Incentive Plan. The term of each award under the 2007 Share Incentive Plan will be specified in the respective award agreement. For option awards, they are generally granted with an exercise price that cannot be less than the fair market value of the Company's share at the date of grant or at other prices as approved by the Compensation Committee of the Board. The following represents the vesting periods of these options that remain outstanding as of June 30, 2013:

Granted in fiscal 2008

Exercise price	Number of options Outstanding	Vesting period
US$

5.56	63,450	30% vested from the date of grant to December 31, 2008; 30% vested from January 1, 2009 to December 31, 2009; the remaining 40% vested from January 1, 2010 to December 31, 2010

Granted in fiscal 2009

Exercise price	Number of options Outstanding	Vesting period
US$

2.6	284,550	30% vested from the date of grant to December 31, 2009; 30% vested from January 1, 2010 to December 31, 2010; the remaining 40% vested from January 1, 2011 to December 31, 2011

Granted in fiscal 2010

	Number of options
Exercise price	Outstanding	Vesting period
US$

4.0	10,000	30% vested from the date of grant to December 31, 2010; 30% vested from January 1, 2011 to December 31, 2011; the remaining 40% will vest from January 1, 2012 to December 31, 2012.

The options are granted under the following provisions: if the option holders terminated their services with the Group, the right to vest in the options granted will terminate effective as of the earlier of (i) when the written notice of termination of service is provided, or (ii) the date the option holders are no longer actively employed and physically present on the premises of the Group; once the options are vested, the option may be exercised in whole or in part, and must be exercised prior to the earlier of (i) one year following the termination of service with the Group by reason of death or disability; (ii) 90 days following the option holders' active employment or service with the Group for any reason other than death or disability; (iii) the fifth anniversary after each respective vesting date. If the termination of service is by reason of cause, the right to exercise the option will terminate concurrently with the termination of service; and the shares acquired upon exercise of the option cannot be sold or transferred during the 180-day period following the effective date of the Company's initial public offering.

No options were granted during the years ended June 30, 2011, 2012, and 2013.

Details of the option movements are included in the tables below.

Share options activity

The Company's share option activities for the years ended June 30, 2011, 2012 and 2013 are set out below:

		Weighted	Weighted		Weighted
		average	averaged		average	Weighted
		exercise	remaining	Aggregate	intrinsic	average
	Options	price	contractual	intrinsic	value per	grant date
	outstanding	per share	life	value	share	fair value
		US$		US$	US$	US$

Outstanding at July 1, 2010	2,412,971		2
Forfeited during the year	(388,022)	3.2166		-	-	1.67
Exercised	(39,628)	1.4720		26,452	0.67	3.46
Outstanding at June 30, 2011	1,985,321		1
Forfeited during the year	(880,895)	3.2166		-	-	1.98
Exercised	(168,210)	1.4720		-	-	3.64
Outstanding at June 30, 2012	936,216		-	-	-	2.66
Forfeited during the year	(225,468)	2.8366		-	-	-
Outstanding at June 30, 2013	710,748
Vested and expected to vest
As of June 30, 2013	708,748	3.0670
As of June 30, 2012	934,216	3.1231
Exercisable
As of June 30, 2013	706,748	3.0757
As of June 30, 2012	932,216	3.1298

As of June 30, 2013, there was approximately nil of unrecognized compensation cost related to non-vested share options granted under the 2008 Share Incentive Plans, and is expected to be recognized in coming year. The total fair value of options vested during the years ended June 30, 2011, 2012 and 2013 was RMB5,916,516, RMB2,858,488 and RMB990,243 (US$161,346), respectively. For the years ended June 30, 2011, 2012 and 2013, the Company received RMB386,458, RMB1,572,428 and nil for exercises of options, respectively.

Apart from the Share Incentive Plans, the Company issued 150,000 ordinary shares to Jerry He, the former Chief Executive Officer of the Company with a grant date market value of US$2.44 per share, during the year ended June 30, 2011 at par value of US$0.00005 per share in exchange of employee services received. Share-based compensation of RMB2,429,120, which was measured as the difference between the market price of the shares at issuance date over the par value was recognized accordingly.

The total share-based compensation expenses in relation to options and shares granted recognized in the statements of income for the years ended June 30, 2011, 2012 and 2013 was RMB9,008,496, and RMB2,760,006 and RMB960,337 (US$156,473), respectively.